Consolidated Balance Sheets - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Current
Cash	$ 2,045	$ 891
GST receivable	913	2,119
Total current assets	2,958	3,010
Mineral Property Interests	1	1
Investment	1	1
Total Assets	2,960	3,012
Current
Accounts payable and accrued liabilities	189,139	200,400
Due to related parties	181,852	134,287
Refundable subscription	10,000	10,000
Loan payable	103,924	103,924
Convertible debentures	549,191	504,191
Total Liabilities	1,034,106	952,802
Stockholders' Deficiency
Capital Stock	25,849,950	25,770,450
Equity Portion of Convertible Debentures Reserve	33,706	33,706
Reserves	0	5,115
Deficit	(26,914,802)	(26,759,061)
Total Stockholders' Deficiency	(1,031,146)	(949,790)
Total Liabilities and Stockholders' Deficiency	$ 2,960	$ 3,012